Investment - Plan Interest in the Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Master Trust [Line Items]
Schedule of Net Assets of Trust

The following table presents the net assets of the Trust:

	December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
ASSETS
Investments, at fair value:
Collective investment trusts:
Fixed income	$524,477,770	$1,386,487
Equity	866,114,825	22,372,299
Diversified	215,548,010	15,295,478
Total collective investment trusts	1,606,140,605	39,054,264

Equity securities	252,509,360	5,170,532
Mutual funds	150,095,062	1,052,141
Hedge funds	14,843,427	14,770
Certificates of deposit	9,009,306	405,100
Self-directed brokerage accounts	320,467	320,467
Total investments, at fair value	2,032,918,227	46,017,274

Cash and cash equivalents	105,466,825	2,422,354
Interest and dividends accrued on investments	29,031,975	251,253
Accounts receivable and prepaid benefits	591,367	-
Contributions receivable	500,000	-
Notes receivable from participants	9,685,828	732,029
Total assets	2,178,194,222	49,422,910

LIABILITIES
Accrued operating and other expenses	28,433,543	213,266
Net assets available for benefits	$2,149,760,679	$49,209,644